ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS (Schedule of Information of Consolidating Statement of Operations) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
NET REVENUES
- Educational program and services	¥ 412,016	$ 59,343	¥ 395,715	¥ 411,998
Cost of revenues
- Educational program and services	(238,742)	(34,386)	(245,945)	(274,036)
GROSS PROFIT	173,274	24,957	149,770	137,962
Operating expenses:
Selling and marketing	(41,818)	(6,023)	(55,511)	(80,377)
General and administrative	(145,513)	(20,958)	(280,634)	(508,544)
Research and development	(7,572)	(1,091)	(7,308)	(12,259)
Total operating expenses	(217,305)	(31,299)	(505,804)	(893,757)
OPERATING LOSS	(44,031)	(6,342)	(356,034)	(755,795)
OTHER EXPENSE
Interest income (expense) net	5,941	856	(51,015)	(121,794)
Loss from extinguishment of debt	0	0	0	(143,901)
Foreign exchange losses, net	84	12	(183)	(580)
Other income (expense), net	2,570	370	486	(8,989)
Income tax	(5,911)	(851)	118,963	(1,135)
NET (LOSS) INCOME	(35,700)	(5,141)	63,739	(1,076,813)
Parent Company [Member]
NET REVENUES
- Educational program and services
Cost of revenues
- Educational program and services
GROSS PROFIT
Operating expenses:
Selling and marketing			(410)	(348)
General and administrative	(18,854)	(2,716)	(79,562)	(229,814)
Research and development			(660)	(144)
Total operating expenses	(18,854)	(2,716)	(80,632)	(230,306)
OPERATING LOSS	(18,854)	(2,716)	(80,632)	(230,306)
Share of income (loss) from subsidiaries	(23,274)	(3,352)	201,051	(609,711)
OTHER EXPENSE
Interest income (expense) net	1		(56,549)	(91,064)
Loss from extinguishment of debt				(143,901)
Foreign exchange losses, net			(131)	(459)
Other income (expense), net	6,427	927		(1,372)
Income tax
NET (LOSS) INCOME	¥ (35,700)	$ (5,141)	¥ 63,739	¥ (1,076,813)